INVESTMENTS	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
INVESTMENTS
INVESTMENTS

9.1 – Current investments

	As of December 31,
	2017	2016

Mutual funds (1)	7,620	9,355
LEBACs (2)	527	—
TOTAL	8,147	9,355

(1)	Held for trading investment.

(2)	Available for sale investment.

9.2 – Investments in associates

CHVG investment

The Company owns the 40% of total shares of CHVG S.A. ("CHVG") and accounted for this investment using the equity method.

Collokia investment

As of December 31, 2017 and 2016, the Company has a 19.5% of participation in Collokia LLC for an amount of 800.

On February 25, 2016, the Company signed a subscription agreement with Collokia LLC, through which Collokia LLC agreed to increase its capital by issuing 55,645 preferred units, from which the Company acquired 20,998 at the price of $23.81 per share for a total amount of 500. After this subscription, the Company has a 19.5% of participation in Collokia LLC for a total amount of 800 and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Collokia LLC, as the participation in the board of director, the approval of budget and business plan, among other decisions.

Acamica investment

 On January 26, 2016, the Company signed a subscription agreement with Ignacio Moreno, Tomás Escobar, Gonzalo Orsi and Juan Badino (jointly "the Founders"); Fitory S.A., a company organized under the laws of Uruguay; Wayra Argentina S.A., a corporation organized under the laws of Argentina; Stultum Pecuniam Ventures LLC, a limited liability company organized under the laws of the state of Washington, United States; Ms. Eun Young Hwang ("Rebecca"); Acamica S.A., a company organized under the laws of Argentina ("Acamica Argentina") and Acamica Inc, a corporation organized under the laws of the state of Delaware, United States ("Acamica US" and together with Acamica Argentina, the "Acamica Group Companies") whereas the Founders own 100% of the capital share of Acamica Group Companies and formed a new company organized under the laws of Spain ("Holdco") which owned 100% of the capital shares of Acamica US and 97% of the capital shares of Acamica Argentina.

On January 3, 2017, pursuant to the terms of the subscription agreement the Company made a capital contribution of 750 to the Acamica Tecnologías S.L. (previously referred as Holdco) in exchange for a 20% ownership stake in the entity. The investment is accounted using the equity method considering that the Company has significant influence over the operating and governance decisions of Acamica Tecnologías S.L., as the participation in the board of director, the approval of budget and business plan, among other decisions.

Assets, liabilities, results and other comprehensive income for all the above mentioned investments as of December 31, 2017, 2016 and 2015 were not significant individually nor in the aggregate.